Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 331,679	$ 42,615	$ 8,063,331	$ 4,414,733